Utility Plant (Schedule Of Rental Payments For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 26,829	$ 19,365	$ 19,931
Southwest [Member]
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	7,812	7,585	8,630
NPL [Member]
Rental Payments And Lease Payments Included In Operating Expenses [Line Items]
Consolidated rental payments/lease expense	$ 19,017	$ 11,780	$ 11,301